Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 19,060,684	$ 17,644,478	$ 391,086
Tax receivable	63,725	25,722	127,436
Prepaid expenses and other current assets	888,014	516,193	13,714
Total current assets	20,012,423	18,186,393	532,236
Equipment, net	5,075	5,695	7,361
Total assets	20,017,498	18,192,088	539,597
Current liabilities:
Accounts payable and accrued expenses	305,679	142,940	252,344
Accrued interest	9,407	9,099	342,837
Note payable	50,000	50,000	50,000
Convertible notes payable			4,050,000
Derivative liability			575,000
Total current liabilities	365,086	202,039	5,270,181
Total liabilities	365,086	202,039	5,270,181
Commitments and contingencies
Stockholders’ equity:
Preferred stock, 10,000,000 shares authorized at March 31, 2022 and December 31, 2021; no shares issued and outstanding
Common stock, 200,000,000 shares authorized at March 31, 2022 and December 31, 2021; 13,858,689 and 13,228,689 shares issued and outstanding at March 31, 2022 and December 31, 2021, respectively;	1,386	1,323	338
Additional paid-in capital	50,597,613	47,618,852	508,872
Accumulated other comprehensive income	140,995	125,408	131,861
Accumulated deficit	(31,087,582)	(29,755,534)	(5,371,655)
Stockholders’ equity	19,652,412	17,990,049	(4,730,584)
Total liabilities and stockholders’ equity	$ 20,017,498	$ 18,192,088	$ 539,597